Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended
	Oct. 24, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	May 31, 2026	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000237191
Account Value [Line Items]
Line Graph and Table Measure Name						(Regulatory Benchmark)
Accumulated Value	$ 10,000	$ 10,218	$ 10,393	$ 10,436	$ 10,877		$ 10,982	$ 11,461	$ 11,691	$ 12,093	$ 12,362	$ 12,583	$ 12,607	$ 13,029	$ 13,221	$ 13,408	$ 13,573
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,406	10,401	10,613	10,501		10,529	10,748	10,752	11,267	11,252	11,372	11,339	11,620	11,894	12,084	11,921
T. Rowe Index: ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						(Strategy Benchmark)
Accumulated Value	$ 10,000	$ 10,306	$ 10,492	$ 10,610	$ 10,970		$ 11,194	$ 11,644	$ 11,797	$ 12,338	$ 12,613	$ 12,815	$ 12,891	$ 13,344	$ 13,539	$ 13,715	$ 13,851